FAIR VALUE MEASUREMENTS - Convertible preferred stock (Details) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Beginning balance at January 1	$ 95,342
Change in fair value of warrants	66,397
Exercised warrants	253
Ending balance at December 31	161,486	$ 95,342
Outstanding convertible preferred stock warrants
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Beginning balance at January 1	$ 95,342	6,094	$ 1,700
Issuance of warrants		3,633	3,999
Change in fair value of warrants		85,623	395
Exercised warrants		(8)
Ending balance at December 31		$ 95,342	$ 6,094